Biological assets - Changes in bological assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Changes in biological assets [abstract]
Biological assets	$ 167,994	$ 145,404
Adjustment of opening net book amount for the application of IAS 29		208,178	$ 657
Increase due to purchases	906	1,694
Initial recognition and changes in fair value of biological assets	16,195	63,220
Decrease due to harvest / disposals	(277,133)	(294,945)
Costs incurred during the year	231,726	260,338
Exchange differences	(34,958)	(7,717)
Biological assets	105,387	167,994
Initial recognition and changes in fair value of biological assets, price changes	2,414	2,830
Initial recognition and changes in fair value of biological assets, physical changes	1,843	9,206
Dairy and cattle
Changes in biological assets [abstract]
Initial recognition and changes in fair value of biological assets	4,257	12,036
Sugar, Ethanol and Energy
Changes in biological assets [abstract]
Biological assets	93,178	82,380
Adjustment of opening net book amount for the application of IAS 29			0
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	(20,850)	23,790
Decrease due to harvest / disposals	(105,536)	(113,184)
Costs incurred during the year	94,121	101,277
Exchange differences	(13,438)	(1,085)
Biological assets	47,475	93,178
Crops | Farming
Changes in biological assets [abstract]
Biological assets	31,745	28,189
Adjustment of opening net book amount for the application of IAS 29			640
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	28,663	17,158
Decrease due to harvest / disposals	(104,941)	(102,734)
Costs incurred during the year	78,984	92,034
Exchange differences	(7,744)	(2,902)
Biological assets	27,347	31,745
Rice | Farming
Changes in biological assets [abstract]
Biological assets	29,717	25,575
Adjustment of opening net book amount for the application of IAS 29			17
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	4,125	10,236
Decrease due to harvest / disposals	(39,578)	(43,842)
Costs incurred during the year	33,121	39,547
Exchange differences	(10,229)	(1,799)
Biological assets	17,173	29,717
Dairy | Farming
Changes in biological assets [abstract]
Biological assets	9,338	6,827
Adjustment of opening net book amount for the application of IAS 29			0
Increase due to purchases	0	610
Initial recognition and changes in fair value of biological assets	5,455	11,769
Decrease due to harvest / disposals	(25,800)	(34,569)
Costs incurred during the year	23,731	26,002
Exchange differences	(2,426)	(1,301)
Biological assets	10,298	9,338
All other segments | Farming
Changes in biological assets [abstract]
Biological assets	4,016	2,433
Adjustment of opening net book amount for the application of IAS 29			$ 0
Increase due to purchases	906	1,084
Initial recognition and changes in fair value of biological assets	(1,198)	267
Decrease due to harvest / disposals	(1,278)	(616)
Costs incurred during the year	1,769	1,478
Exchange differences	(1,121)	(630)
Biological assets	$ 3,094	$ 4,016